Allowances for Loan and Lease Losses (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance For Loan And Lease Losses [Abstract]
Net interest income less the provision for credit losses	$ 9.2	$ 9.3	$ 8.7